Borrowings and debt - Schedule of reconciliation of movements of borrowings and debt arising financing activities explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings and debt
Balance as of january 1,	$ 1,985,070	$ 3,138,310	$ 3,518,446
Net increase (decrease) in short-term borrowings and debt	1,196,710	(1,212,023)	(428,611)
Proceeds from long-term borrowings and debt	266,640	827,732	371,536
Payments of long-term borrowings and debt	(97,520)	(781,274)	(368,843)
Payment of lease liabilities	(1,227)	(1,114)	(1,072)
Recognition of lease liabilities	0	0	20,979
Net Increase in lease liabilities	161	48	0
Change in foreign currency	(27,528)	15,853	20,044
Adjustment of fair value for hedge accounting relationship	(2,034)	826	4,943
Other adjustments	1,639	(3,288)	888
Balance as of december 31,	$ 3,321,911	$ 1,985,070	$ 3,138,310